Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Entity Central Index Key	0000914036
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000241303
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan Mid Cap Value Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan Mid Cap Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$36	0.73%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%	[1]
AssetsNet	$ 289,303,315
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$289,303,315 # of Portfolio Holdings97 Portfolio Turnover Rate24%
Holdings [Text Block]
Common Stock	97.9%
Money Market Funds	2.0%
Other	0.1%

Largest Holdings [Text Block]
Insurance	6.6%
Machinery	6.1%
Capital Markets	6.0%
Electronic Equipment, Instruments & Components	5.9%
Oil, Gas & Consumable Fuels	5.3%

Material Fund Change [Text Block]
C000241302
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan Mid Cap Value Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan Mid Cap Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.98%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%	[2]
AssetsNet	$ 289,303,315
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$289,303,315 # of Portfolio Holdings97 Portfolio Turnover Rate24%
Holdings [Text Block]
Common Stock	97.9%
Money Market Funds	2.0%
Other	0.1%

Largest Holdings [Text Block]
Insurance	6.6%
Machinery	6.1%
Capital Markets	6.0%
Electronic Equipment, Instruments & Components	5.9%
Oil, Gas & Consumable Fuels	5.3%

Material Fund Change [Text Block]
C000074970
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan Retirement Income Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan Retirement Income Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$19	0.38%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[3]
AssetsNet	$ 200,051,486
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$200,051,486 # of Portfolio Holdings19 Portfolio Turnover Rate8%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	55.0%
Equity Funds	23.6%
International Equity Funds	12.5%
Money Market Funds	4.6%
Global Equity Funds	4.0%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000074971
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan Retirement Income Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan Retirement Income Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.63%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[4]
AssetsNet	$ 200,051,486
Holdings Count | Holding	19
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$200,051,486 # of Portfolio Holdings19 Portfolio Turnover Rate8%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	55.0%
Equity Funds	23.6%
International Equity Funds	12.5%
Money Market Funds	4.6%
Global Equity Funds	4.0%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000043869
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$38	0.78%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%	[5]
AssetsNet	$ 514,542,277
Holdings Count | Holding	434
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$514,542,277 # of Portfolio Holdings434 Portfolio Turnover Rate24%
Holdings [Text Block]
Common Stock	93.8%
Money Market Funds	5.7%
Rights	0.0%
Other	0.5%

Largest Holdings [Text Block]
Capital Markets	5.7%
Insurance	5.6%
Machinery	5.2%
Oil, Gas & Consumable Fuels	5.1%
Banks	4.7%

Material Fund Change [Text Block]
C000043870
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	1.03%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.03%	[6]
AssetsNet	$ 514,542,277
Holdings Count | Holding	434
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$514,542,277 # of Portfolio Holdings434 Portfolio Turnover Rate24%
Holdings [Text Block]
Common Stock	93.8%
Money Market Funds	5.7%
Rights	0.0%
Other	0.5%

Largest Holdings [Text Block]
Capital Markets	5.7%
Insurance	5.6%
Machinery	5.2%
Oil, Gas & Consumable Fuels	5.1%
Banks	4.7%

Material Fund Change [Text Block]
C000223154
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan Short Duration Bond Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan Short Duration Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$26	0.51%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[7]
AssetsNet	$ 1,075,997,743
Holdings Count | Holding	248
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,075,997,743 # of Portfolio Holdings248 Portfolio Turnover Rate129%
Holdings [Text Block]
Corporate Bonds	23.5%
Non-Agency Asset-Backed Securities	21.8%
U.S. Treasury Obligations	20.2%
Agency Mortgage-Backed Securities	13.9%
Agency Collateralized Mortgage Obligations	10.6%
Money Market Funds	7.9%
Short-Term Investments	2.8%
Non-Agency Commercial Mortgage-Backed Securities	1.7%
Non-Agency Collateralized Mortgage Obligations	0.7%
Agency Commercial Mortgage-Backed Securities	0.2%
Other	(3.3%)

Credit Ratings Selection [Text Block]
U.S. Government	37.0%
AAA	18.7%
AA	8.6%
A	16.1%
BBB	9.2%
Not Rated	10.4%

Largest Holdings [Text Block]
Banks	12.2%
Electric	2.4%
Diversified Financial Services	1.4%
Insurance	1.1%
Biotechnology	1.0%

Material Fund Change [Text Block]
C000223155
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan Short Duration Bond Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan Short Duration Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$41	0.81%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[8]
AssetsNet	$ 1,075,997,743
Holdings Count | Holding	248
InvestmentCompanyPortfolioTurnover	129.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,075,997,743 # of Portfolio Holdings248 Portfolio Turnover Rate129%
Holdings [Text Block]
Corporate Bonds	23.5%
Non-Agency Asset-Backed Securities	21.8%
U.S. Treasury Obligations	20.2%
Agency Mortgage-Backed Securities	13.9%
Agency Collateralized Mortgage Obligations	10.6%
Money Market Funds	7.9%
Short-Term Investments	2.8%
Non-Agency Commercial Mortgage-Backed Securities	1.7%
Non-Agency Collateralized Mortgage Obligations	0.7%
Agency Commercial Mortgage-Backed Securities	0.2%
Other	(3.3%)

Credit Ratings Selection [Text Block]
U.S. Government	37.0%
AAA	18.7%
AA	8.6%
A	16.1%
BBB	9.2%
Not Rated	10.4%

Largest Holdings [Text Block]
Banks	12.2%
Electric	2.4%
Diversified Financial Services	1.4%
Insurance	1.1%
Biotechnology	1.0%

Material Fund Change [Text Block]
C000241305
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan Small Cap Core Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan Small Cap Core Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.76%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.76%	[9]
AssetsNet	$ 187,357,793
Holdings Count | Holding	534
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$187,357,793 # of Portfolio Holdings534 Portfolio Turnover Rate60%
Holdings [Text Block]
Common Stock	97.0%
Money Market Funds	6.6%
Rights	0.0%
Other	(3.6%)

Largest Holdings [Text Block]
Banks	10.2%
Biotechnology	7.9%
Software	6.3%
Construction & Engineering	4.5%
Health Care Equipment & Supplies	3.8%

Material Fund Change [Text Block]
C000241304
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan Small Cap Core Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan Small Cap Core Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	1.01%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.01%	[10]
AssetsNet	$ 187,357,793
Holdings Count | Holding	534
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$187,357,793 # of Portfolio Holdings534 Portfolio Turnover Rate60%
Holdings [Text Block]
Common Stock	97.0%
Money Market Funds	6.6%
Rights	0.0%
Other	(3.6%)

Largest Holdings [Text Block]
Banks	10.2%
Biotechnology	7.9%
Software	6.3%
Construction & Engineering	4.5%
Health Care Equipment & Supplies	3.8%

Material Fund Change [Text Block]
C000241306
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan U.S. Equity Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan U.S. Equity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$33	0.64%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[11]
AssetsNet	$ 322,981,279
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$322,981,279 # of Portfolio Holdings54 Portfolio Turnover Rate17%
Holdings [Text Block]
Common Stock	98.7%
Money Market Funds	1.3%
Other	0.0%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	13.0%
Software	12.4%
Interactive Media & Services	6.5%
Technology Hardware, Storage & Peripherals	5.8%
Broadline Retail	4.7%

Material Fund Change [Text Block]
C000241307
Shareholder Report [Line Items]
Fund Name	LVIP JPMorgan U.S. Equity Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP JPMorgan U.S. Equity Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$45	0.89%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[12]
AssetsNet	$ 322,981,279
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$322,981,279 # of Portfolio Holdings54 Portfolio Turnover Rate17%
Holdings [Text Block]
Common Stock	98.7%
Money Market Funds	1.3%
Other	0.0%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	13.0%
Software	12.4%
Interactive Media & Services	6.5%
Technology Hardware, Storage & Peripherals	5.8%
Broadline Retail	4.7%

Material Fund Change [Text Block]
C000199415
Shareholder Report [Line Items]
Fund Name	LVIP Loomis Sayles Global Growth Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Loomis Sayles Global Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$41	0.77%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77%	[13]
AssetsNet	$ 252,810,542
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$252,810,542 # of Portfolio Holdings45 Portfolio Turnover Rate2%
Holdings [Text Block]
Common Stock	98.7%
Money Market Funds	1.1%
Other	0.2%

Credit Ratings Selection [Text Block]
United States	58.7%
Uruguay	7.6%
China	7.0%
Switzerland	5.9%
Netherlands	4.7%

Largest Holdings [Text Block]
Interactive Media & Services	16.4%
Broadline Retail	14.2%
Software	11.1%
Financial Services	7.7%
Entertainment	6.7%

Material Fund Change [Text Block]
C000199416
Shareholder Report [Line Items]
Fund Name	LVIP Loomis Sayles Global Growth Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Loomis Sayles Global Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$59	1.12%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.12%	[14]
AssetsNet	$ 252,810,542
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$252,810,542 # of Portfolio Holdings45 Portfolio Turnover Rate2%
Holdings [Text Block]
Common Stock	98.7%
Money Market Funds	1.1%
Other	0.2%

Credit Ratings Selection [Text Block]
United States	58.7%
Uruguay	7.6%
China	7.0%
Switzerland	5.9%
Netherlands	4.7%

Largest Holdings [Text Block]
Interactive Media & Services	16.4%
Broadline Retail	14.2%
Software	11.1%
Financial Services	7.7%
Entertainment	6.7%

Material Fund Change [Text Block]
C000007720
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie Bond Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$19	0.37%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[15]
AssetsNet	$ 6,333,202,317
Holdings Count | Holding	639
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$6,333,202,317 # of Portfolio Holdings639 Portfolio Turnover Rate55%
Holdings [Text Block]
Corporate Bonds	33.0%
Agency Mortgage-Backed Securities	29.5%
U.S. Treasury Obligations	16.0%
Non-Agency Commercial Mortgage-Backed Securities	8.5%
Non-Agency Asset-Backed Securities	4.9%
Short-Term Investments	2.8%
Non-Agency Collateralized Mortgage Obligations	2.0%
Agency Collateralized Mortgage Obligations	1.8%
Loan Agreements	1.3%
Agency Commercial Mortgage-Backed Securities	0.7%
Other	(0.5%)

Credit Ratings Selection [Text Block]
U.S. Government	47.1%
AAA	13.8%
AA	5.3%
A	12.9%
BBB	16.6%
BB	2.5%
B	1.0%
Not Rated	0.8%

Largest Holdings [Text Block]
Banks	10.5%
Electric	3.2%
Pipelines	2.3%
Diversified Financial Services	2.1%
Telecommunications	1.7%

Material Fund Change [Text Block]
C000007721
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie Bond Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$36	0.72%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[16]
AssetsNet	$ 6,333,202,317
Holdings Count | Holding	639
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$6,333,202,317 # of Portfolio Holdings639 Portfolio Turnover Rate55%
Holdings [Text Block]
Corporate Bonds	33.0%
Agency Mortgage-Backed Securities	29.5%
U.S. Treasury Obligations	16.0%
Non-Agency Commercial Mortgage-Backed Securities	8.5%
Non-Agency Asset-Backed Securities	4.9%
Short-Term Investments	2.8%
Non-Agency Collateralized Mortgage Obligations	2.0%
Agency Collateralized Mortgage Obligations	1.8%
Loan Agreements	1.3%
Agency Commercial Mortgage-Backed Securities	0.7%
Other	(0.5%)

Credit Ratings Selection [Text Block]
U.S. Government	47.1%
AAA	13.8%
AA	5.3%
A	12.9%
BBB	16.6%
BB	2.5%
B	1.0%
Not Rated	0.8%

Largest Holdings [Text Block]
Banks	10.5%
Electric	3.2%
Pipelines	2.3%
Diversified Financial Services	2.1%
Telecommunications	1.7%

Material Fund Change [Text Block]
C000087494
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie Diversified Floating Rate Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie Diversified Floating Rate Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$32	0.63%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[17]
AssetsNet	$ 766,650,056
Holdings Count | Holding	360
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$766,650,056 # of Portfolio Holdings360 Portfolio Turnover Rate66%
Holdings [Text Block]
U.S. Treasury Obligations	25.0%
Corporate Bonds	18.9%
Non-Agency Asset-Backed Securities	12.5%
Supranational Banks	8.6%
Loan Agreements	8.1%
Non-Agency Commercial Mortgage-Backed Securities	7.7%
Agency Mortgage-Backed Securities	7.2%
Sovereign Bonds	3.2%
Regional Bonds	2.8%
Agency Collateralized Mortgage Obligations	2.0%
Other	4.0%

Credit Ratings Selection [Text Block]
U.S. Government	35.2%
AAA	30.2%
AA	6.0%
A	7.4%
BBB	12.9%
BB	4.6%
B	2.4%
Not Rated	1.3%

Largest Holdings [Text Block]
Banks	7.3%
Diversified Financial Services	1.6%
Telecommunications	1.1%
Electric	0.9%
Pipelines	0.9%

Material Fund Change [Text Block]
C000087495
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie Diversified Floating Rate Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie Diversified Floating Rate Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.88%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[18]
AssetsNet	$ 766,650,056
Holdings Count | Holding	360
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$766,650,056 # of Portfolio Holdings360 Portfolio Turnover Rate66%
Holdings [Text Block]
U.S. Treasury Obligations	25.0%
Corporate Bonds	18.9%
Non-Agency Asset-Backed Securities	12.5%
Supranational Banks	8.6%
Loan Agreements	8.1%
Non-Agency Commercial Mortgage-Backed Securities	7.7%
Agency Mortgage-Backed Securities	7.2%
Sovereign Bonds	3.2%
Regional Bonds	2.8%
Agency Collateralized Mortgage Obligations	2.0%
Other	4.0%

Credit Ratings Selection [Text Block]
U.S. Government	35.2%
AAA	30.2%
AA	6.0%
A	7.4%
BBB	12.9%
BB	4.6%
B	2.4%
Not Rated	1.3%

Largest Holdings [Text Block]
Banks	7.3%
Diversified Financial Services	1.6%
Telecommunications	1.1%
Electric	0.9%
Pipelines	0.9%

Material Fund Change [Text Block]
C000223152
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie High Yield Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie High Yield Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$38	0.74%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[19]
AssetsNet	$ 157,950,658
Holdings Count | Holding	262
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$157,950,658 # of Portfolio Holdings262 Portfolio Turnover Rate22%
Holdings [Text Block]
Corporate Bonds	84.8%
Loan Agreements	7.2%
Non-Agency Asset-Backed Securities	4.8%
Money Market Funds	2.6%
Other	0.6%

Credit Ratings Selection [Text Block]
BBB	7.2%
BB	60.6%
B	22.5%
CCC	6.9%
Not Rated	2.8%

Largest Holdings [Text Block]
Media	7.6%
Oil & Gas	5.6%
Commercial Services	5.1%
Telecommunications	5.0%
Retail	4.3%

Material Fund Change [Text Block]
C000223153
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie High Yield Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie High Yield Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.04%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[20]
AssetsNet	$ 157,950,658
Holdings Count | Holding	262
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$157,950,658 # of Portfolio Holdings262 Portfolio Turnover Rate22%
Holdings [Text Block]
Corporate Bonds	84.8%
Loan Agreements	7.2%
Non-Agency Asset-Backed Securities	4.8%
Money Market Funds	2.6%
Other	0.6%

Credit Ratings Selection [Text Block]
BBB	7.2%
BB	60.6%
B	22.5%
CCC	6.9%
Not Rated	2.8%

Largest Holdings [Text Block]
Media	7.6%
Oil & Gas	5.6%
Commercial Services	5.1%
Telecommunications	5.0%
Retail	4.3%

Material Fund Change [Text Block]
C000007710
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie Mid Cap Value Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie Mid Cap Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$22	0.43%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[21]
AssetsNet	$ 957,909,591
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$957,909,591 # of Portfolio Holdings97 Portfolio Turnover Rate11%
Holdings [Text Block]
Common Stock	97.2%
Short-Term Investments	2.8%
Money Market Funds	0.0%
Other	0.0%

Largest Holdings [Text Block]
Insurance	7.0%
Oil, Gas & Consumable Fuels	5.7%
Banks	5.2%
Machinery	4.9%
Electric Utilities	4.5%

Material Fund Change [Text Block]
C000007711
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie Mid Cap Value Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie Mid Cap Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.78%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[22]
AssetsNet	$ 957,909,591
Holdings Count | Holding	97
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$957,909,591 # of Portfolio Holdings97 Portfolio Turnover Rate11%
Holdings [Text Block]
Common Stock	97.2%
Short-Term Investments	2.8%
Money Market Funds	0.0%
Other	0.0%

Largest Holdings [Text Block]
Insurance	7.0%
Oil, Gas & Consumable Fuels	5.7%
Banks	5.2%
Machinery	4.9%
Electric Utilities	4.5%

Material Fund Change [Text Block]
C000223159
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie SMID Cap Core Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie SMID Cap Core Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$40	0.80%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[23]
AssetsNet	$ 649,452,613
Holdings Count | Holding	124
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$649,452,613 # of Portfolio Holdings124 Portfolio Turnover Rate13%
Holdings [Text Block]
Common Stock	97.5%
Money Market Funds	2.5%
Other	0.0%

Largest Holdings [Text Block]
Banks	10.2%
Software	7.9%
Biotechnology	6.0%
Machinery	5.3%
Insurance	4.5%

Material Fund Change [Text Block]
C000223158
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie SMID Cap Core Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie SMID Cap Core Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	1.10%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%	[24]
AssetsNet	$ 649,452,613
Holdings Count | Holding	124
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$649,452,613 # of Portfolio Holdings124 Portfolio Turnover Rate13%
Holdings [Text Block]
Common Stock	97.5%
Money Market Funds	2.5%
Other	0.0%

Largest Holdings [Text Block]
Banks	10.2%
Software	7.9%
Biotechnology	6.0%
Machinery	5.3%
Insurance	4.5%

Material Fund Change [Text Block]
C000007708
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie Social Awareness Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie Social Awareness Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$22	0.44%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[25]
AssetsNet	$ 814,347,939
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$814,347,939 # of Portfolio Holdings91 Portfolio Turnover Rate9%
Holdings [Text Block]
Common Stock	98.9%
Money Market Funds	1.1%
Other	0.0%

Largest Holdings [Text Block]
Software	15.0%
Semiconductors & Semiconductor Equipment	11.6%
Interactive Media & Services	7.0%
Banks	5.9%
Technology Hardware, Storage & Peripherals	4.7%

Material Fund Change [Text Block]
C000007709
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie Social Awareness Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie Social Awareness Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$40	0.79%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[26]
AssetsNet	$ 814,347,939
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$814,347,939 # of Portfolio Holdings91 Portfolio Turnover Rate9%
Holdings [Text Block]
Common Stock	98.9%
Money Market Funds	1.1%
Other	0.0%

Largest Holdings [Text Block]
Software	15.0%
Semiconductors & Semiconductor Equipment	11.6%
Interactive Media & Services	7.0%
Banks	5.9%
Technology Hardware, Storage & Peripherals	4.7%

Material Fund Change [Text Block]
C000223160
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie U.S. Growth Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie U.S. Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.72%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[27]
AssetsNet	$ 479,010,313
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$479,010,313 # of Portfolio Holdings64 Portfolio Turnover Rate21%
Holdings [Text Block]
Common Stock	98.5%
Money Market Funds	1.3%
Other	0.2%

Largest Holdings [Text Block]
Software	19.5%
Semiconductors & Semiconductor Equipment	17.9%
Interactive Media & Services	11.5%
Technology Hardware, Storage & Peripherals	8.0%
Hotels, Restaurants & Leisure	4.9%

Material Fund Change [Text Block]
C000223161
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie U.S. Growth Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie U.S. Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	1.02%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%	[28]
AssetsNet	$ 479,010,313
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$479,010,313 # of Portfolio Holdings64 Portfolio Turnover Rate21%
Holdings [Text Block]
Common Stock	98.5%
Money Market Funds	1.3%
Other	0.2%

Largest Holdings [Text Block]
Software	19.5%
Semiconductors & Semiconductor Equipment	17.9%
Interactive Media & Services	11.5%
Technology Hardware, Storage & Peripherals	8.0%
Hotels, Restaurants & Leisure	4.9%

Material Fund Change [Text Block]
C000223157
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie U.S. REIT Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie U.S. REIT Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$41	0.83%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%	[29]
AssetsNet	$ 346,186,219
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$346,186,219 # of Portfolio Holdings64 Portfolio Turnover Rate1%
Holdings [Text Block]
Common Stock	98.0%
Money Market Funds	1.5%
Other	0.5%

Largest Holdings [Text Block]
REIT Diversified	21.7%
REIT Apartments	15.1%
REIT Health Care	14.1%
REIT Storage	10.5%
REIT Warehouse/Industry	9.1%

Material Fund Change [Text Block]
C000223156
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie U.S. REIT Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie U.S. REIT Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.13%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.13%	[30]
AssetsNet	$ 346,186,219
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$346,186,219 # of Portfolio Holdings64 Portfolio Turnover Rate1%
Holdings [Text Block]
Common Stock	98.0%
Money Market Funds	1.5%
Other	0.5%

Largest Holdings [Text Block]
REIT Diversified	21.7%
REIT Apartments	15.1%
REIT Health Care	14.1%
REIT Storage	10.5%
REIT Warehouse/Industry	9.1%

Material Fund Change [Text Block]
C000074974
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie Wealth Builder Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie Wealth Builder Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$36	0.71%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[31]
AssetsNet	$ 120,948,257
Holdings Count | Holding	538
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$120,948,257 # of Portfolio Holdings538 Portfolio Turnover Rate35%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	50.8%
Corporate Bonds	17.0%
Agency Mortgage-Backed Securities	13.6%
U.S. Treasury Obligations	7.2%
Non-Agency Asset-Backed Securities	3.2%
Short-Term Investments	3.2%
Non-Agency Commercial Mortgage-Backed Securities	3.1%
Agency Collateralized Mortgage Obligations	0.9%
Exchange-Traded Funds	0.8%
Agency Commercial Mortgage-Backed Securities	0.3%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000074975
Shareholder Report [Line Items]
Fund Name	LVIP Macquarie Wealth Builder Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Macquarie Wealth Builder Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.96%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[32]
AssetsNet	$ 120,948,257
Holdings Count | Holding	538
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$120,948,257 # of Portfolio Holdings538 Portfolio Turnover Rate35%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	50.8%
Corporate Bonds	17.0%
Agency Mortgage-Backed Securities	13.6%
U.S. Treasury Obligations	7.2%
Non-Agency Asset-Backed Securities	3.2%
Short-Term Investments	3.2%
Non-Agency Commercial Mortgage-Backed Securities	3.1%
Agency Collateralized Mortgage Obligations	0.9%
Exchange-Traded Funds	0.8%
Agency Commercial Mortgage-Backed Securities	0.3%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000124876
Shareholder Report [Line Items]
Fund Name	LVIP Multi-Manager International Equity Managed Volatility Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Multi-Manager International Equity Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$10	0.19%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[33]
AssetsNet	$ 576,946,926
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$576,946,926 # of Portfolio Holdings13 Portfolio Turnover Rate1%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.2%
Money Market Funds	4.3%
Other	0.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000124877
Shareholder Report [Line Items]
Fund Name	LVIP Multi-Manager International Equity Managed Volatility Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Multi-Manager International Equity Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$23	0.44%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[34]
AssetsNet	$ 576,946,926
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$576,946,926 # of Portfolio Holdings13 Portfolio Turnover Rate1%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.2%
Money Market Funds	4.3%
Other	0.5%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000043855
Shareholder Report [Line Items]
Fund Name	LVIP MFS International Growth Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP MFS International Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$43	0.80%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%	[35]
AssetsNet	$ 1,440,644,762
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,440,644,762 # of Portfolio Holdings86 Portfolio Turnover Rate7%
Holdings [Text Block]
Common Stock	98.2%
Agency Obligations	1.4%
Money Market Funds	0.0%
Other	0.4%

Credit Ratings Selection [Text Block]
France	15.4%
Japan	11.5%
Germany	10.5%
United Kingdom	9.6%
Switzerland	8.6%

Largest Holdings [Text Block]
Chemicals	8.1%
Pharmaceuticals	7.9%
Hotels, Restaurants & Leisure	7.9%
Software	6.9%
Beverages	4.6%

Material Fund Change [Text Block]
C000043856
Shareholder Report [Line Items]
Fund Name	LVIP MFS International Growth Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP MFS International Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.05%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%	[36]
AssetsNet	$ 1,440,644,762
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,440,644,762 # of Portfolio Holdings86 Portfolio Turnover Rate7%
Holdings [Text Block]
Common Stock	98.2%
Agency Obligations	1.4%
Money Market Funds	0.0%
Other	0.4%

Credit Ratings Selection [Text Block]
France	15.4%
Japan	11.5%
Germany	10.5%
United Kingdom	9.6%
Switzerland	8.6%

Largest Holdings [Text Block]
Chemicals	8.1%
Pharmaceuticals	7.9%
Hotels, Restaurants & Leisure	7.9%
Software	6.9%
Beverages	4.6%

Material Fund Change [Text Block]
C000043857
Shareholder Report [Line Items]
Fund Name	LVIP MFS Value Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP MFS Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$32	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[37]
AssetsNet	$ 2,123,079,196
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,123,079,196 # of Portfolio Holdings72 Portfolio Turnover Rate6%
Holdings [Text Block]
Common Stock	98.6%
Short-Term Investments	1.3%
Money Market Funds	0.0%
Other	0.1%

Largest Holdings [Text Block]
Insurance	11.8%
Banks	9.4%
Aerospace & Defense	7.9%
Capital Markets	7.7%
Health Care Providers & Services	7.5%

Material Fund Change [Text Block]
C000043858
Shareholder Report [Line Items]
Fund Name	LVIP MFS Value Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP MFS Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$45	0.87%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%	[38]
AssetsNet	$ 2,123,079,196
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,123,079,196 # of Portfolio Holdings72 Portfolio Turnover Rate6%
Holdings [Text Block]
Common Stock	98.6%
Short-Term Investments	1.3%
Money Market Funds	0.0%
Other	0.1%

Largest Holdings [Text Block]
Insurance	11.8%
Banks	9.4%
Aerospace & Defense	7.9%
Capital Markets	7.7%
Health Care Providers & Services	7.5%

Material Fund Change [Text Block]
C000075432
Shareholder Report [Line Items]
Fund Name	LVIP Mondrian Global Income Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Mondrian Global Income Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$34	0.66%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[39]
AssetsNet	$ 407,926,268
Holdings Count | Holding	104
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$407,926,268 # of Portfolio Holdings104 Portfolio Turnover Rate13%
Holdings [Text Block]
Sovereign Bonds	61.1%
U.S. Treasury Obligations	31.9%
Supranational Banks	4.5%
Corporate Bonds	0.9%
Money Market Funds	0.9%
Other	0.7%

Credit Ratings Selection [Text Block]
U.S. Government	32.4%
AAA	21.9%
AA	15.5%
A	7.5%
BBB	5.4%
Not Rated	17.3%

Largest Holdings [Text Block]
United States	31.9%
United Kingdom	7.6%
New Zealand	6.2%
Japan	5.3%
France	4.7%

Material Fund Change [Text Block]
C000075433
Shareholder Report [Line Items]
Fund Name	LVIP Mondrian Global Income Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Mondrian Global Income Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$47	0.91%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[40]
AssetsNet	$ 407,926,268
Holdings Count | Holding	104
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$407,926,268 # of Portfolio Holdings104 Portfolio Turnover Rate13%
Holdings [Text Block]
Sovereign Bonds	61.1%
U.S. Treasury Obligations	31.9%
Supranational Banks	4.5%
Corporate Bonds	0.9%
Money Market Funds	0.9%
Other	0.7%

Credit Ratings Selection [Text Block]
U.S. Government	32.4%
AAA	21.9%
AA	15.5%
A	7.5%
BBB	5.4%
Not Rated	17.3%

Largest Holdings [Text Block]
United States	31.9%
United Kingdom	7.6%
New Zealand	6.2%
Japan	5.3%
France	4.7%

Material Fund Change [Text Block]
C000007702
Shareholder Report [Line Items]
Fund Name	LVIP Mondrian International Value Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Mondrian International Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$41	0.75%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%	[41]
AssetsNet	$ 1,117,810,477
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,117,810,477 # of Portfolio Holdings50 Portfolio Turnover Rate16%
Holdings [Text Block]
Common Stock	99.1%
Money Market Funds	0.3%
Other	0.6%

Credit Ratings Selection [Text Block]
Japan	24.9%
United Kingdom	22.5%
France	14.7%
Germany	9.7%
Italy	7.2%

Largest Holdings [Text Block]
Banks	9.8%
Pharmaceuticals	8.5%
Electric Utilities	6.9%
Insurance	6.3%
Machinery	5.5%

Material Fund Change [Text Block]
C000007703
Shareholder Report [Line Items]
Fund Name	LVIP Mondrian International Value Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Mondrian International Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$55	1.00%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.00%	[42]
AssetsNet	$ 1,117,810,477
Holdings Count | Holding	50
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,117,810,477 # of Portfolio Holdings50 Portfolio Turnover Rate16%
Holdings [Text Block]
Common Stock	99.1%
Money Market Funds	0.3%
Other	0.6%

Credit Ratings Selection [Text Block]
Japan	24.9%
United Kingdom	22.5%
France	14.7%
Germany	9.7%
Italy	7.2%

Largest Holdings [Text Block]
Banks	9.8%
Pharmaceuticals	8.5%
Electric Utilities	6.9%
Insurance	6.3%
Machinery	5.5%

Material Fund Change [Text Block]
C000139580
Shareholder Report [Line Items]
Fund Name	LVIP Multi-Manager Global Equity Managed Volatility Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Multi-Manager Global Equity Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.21%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[43]
AssetsNet	$ 97,854,446
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$97,854,446 # of Portfolio Holdings15 Portfolio Turnover Rate8%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	58.1%
Equity Funds	38.4%
Money Market Funds	3.3%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000139581
Shareholder Report [Line Items]
Fund Name	LVIP Multi-Manager Global Equity Managed Volatility Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Multi-Manager Global Equity Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.56%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[44]
AssetsNet	$ 97,854,446
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$97,854,446 # of Portfolio Holdings15 Portfolio Turnover Rate8%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	58.1%
Equity Funds	38.4%
Money Market Funds	3.3%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000139574
Shareholder Report [Line Items]
Fund Name	LVIP PIMCO Low Duration Bond Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP PIMCO Low Duration Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$35	0.69%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[45]
AssetsNet	$ 875,096,189
Holdings Count | Holding	453
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$875,096,189 # of Portfolio Holdings453 Portfolio Turnover Rate107%
Holdings [Text Block]
Corporate Bonds	36.2%
Non-Agency Asset-Backed Securities	27.5%
Agency Collateralized Mortgage Obligations	17.8%
Agency Mortgage-Backed Securities	14.4%
Non-Agency Commercial Mortgage-Backed Securities	4.0%
Short-Term Investments	3.0%
Non-Agency Collateralized Mortgage Obligations	2.8%
Sovereign Bonds	2.1%
Municipal Bonds	1.8%
U.S. Treasury Obligations	1.4%
Other	(11.0%)

Credit Ratings Selection [Text Block]
U.S. Government	15.2%
AAA	32.5%
AA	3.6%
A	16.7%
BBB	12.9%
BB	1.5%
Not Rated	17.6%

Largest Holdings [Text Block]
Banks	13.7%
Electric	3.7%
Auto Manufacturers	2.7%
Insurance	2.2%
Pharmaceuticals	1.7%

Material Fund Change [Text Block]
C000139575
Shareholder Report [Line Items]
Fund Name	LVIP PIMCO Low Duration Bond Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP PIMCO Low Duration Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$47	0.94%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[46]
AssetsNet	$ 875,096,189
Holdings Count | Holding	453
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$875,096,189 # of Portfolio Holdings453 Portfolio Turnover Rate107%
Holdings [Text Block]
Corporate Bonds	36.2%
Non-Agency Asset-Backed Securities	27.5%
Agency Collateralized Mortgage Obligations	17.8%
Agency Mortgage-Backed Securities	14.4%
Non-Agency Commercial Mortgage-Backed Securities	4.0%
Short-Term Investments	3.0%
Non-Agency Collateralized Mortgage Obligations	2.8%
Sovereign Bonds	2.1%
Municipal Bonds	1.8%
U.S. Treasury Obligations	1.4%
Other	(11.0%)

Credit Ratings Selection [Text Block]
U.S. Government	15.2%
AAA	32.5%
AA	3.6%
A	16.7%
BBB	12.9%
BB	1.5%
Not Rated	17.6%

Largest Holdings [Text Block]
Banks	13.7%
Electric	3.7%
Auto Manufacturers	2.7%
Insurance	2.2%
Pharmaceuticals	1.7%

Material Fund Change [Text Block]
C000090467
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Conservative Index Allocation Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Conservative Index Allocation Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$10	0.20%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[47]
AssetsNet	$ 145,796,586
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$145,796,586 # of Portfolio Holdings8 Portfolio Turnover Rate4%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	59.7%
Equity Funds	22.2%
International Equity Funds	18.1%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000090468
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Conservative Index Allocation Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Conservative Index Allocation Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$23	0.45%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[48]
AssetsNet	$ 145,796,586
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$145,796,586 # of Portfolio Holdings8 Portfolio Turnover Rate4%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	59.7%
Equity Funds	22.2%
International Equity Funds	18.1%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000090469
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Moderate Index Allocation Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Moderate Index Allocation Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.21%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[49]
AssetsNet	$ 661,670,399
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$661,670,399 # of Portfolio Holdings7 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	39.7%
Equity Funds	34.2%
International Equity Funds	26.1%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000090470
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Moderate Index Allocation Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Moderate Index Allocation Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$24	0.46%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[50]
AssetsNet	$ 661,670,399
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$661,670,399 # of Portfolio Holdings7 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	39.7%
Equity Funds	34.2%
International Equity Funds	26.1%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000090471
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Moderately Aggressive Index Allocation Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Moderately Aggressive Index Allocation Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.21%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[51]
AssetsNet	$ 648,778,690
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$648,778,690 # of Portfolio Holdings8 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	38.2%
International Equity Funds	32.1%
Fixed Income Funds	29.7%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000090472
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Moderately Aggressive Index Allocation Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Moderately Aggressive Index Allocation Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$24	0.46%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[52]
AssetsNet	$ 648,778,690
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$648,778,690 # of Portfolio Holdings8 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	38.2%
International Equity Funds	32.1%
Fixed Income Funds	29.7%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000090473
Shareholder Report [Line Items]
Fund Name	LVIP Structured Conservative Allocation Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Structured Conservative Allocation Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.25%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[53]
AssetsNet	$ 135,187,588
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$135,187,588 # of Portfolio Holdings6 Portfolio Turnover Rate4%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	59.7%
Equity Funds	22.2%
International Equity Funds	18.2%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000090474
Shareholder Report [Line Items]
Fund Name	LVIP Structured Conservative Allocation Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Structured Conservative Allocation Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.50%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[54]
AssetsNet	$ 135,187,588
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$135,187,588 # of Portfolio Holdings6 Portfolio Turnover Rate4%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	59.7%
Equity Funds	22.2%
International Equity Funds	18.2%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000090476
Shareholder Report [Line Items]
Fund Name	LVIP Structured Moderate Allocation Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Structured Moderate Allocation Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.21%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[55]
AssetsNet	$ 704,711,450
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$704,711,450 # of Portfolio Holdings6 Portfolio Turnover Rate4%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	39.6%
Equity Funds	34.2%
International Equity Funds	26.2%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000090475
Shareholder Report [Line Items]
Fund Name	LVIP Structured Moderate Allocation Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Structured Moderate Allocation Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$24	0.46%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[56]
AssetsNet	$ 704,711,450
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$704,711,450 # of Portfolio Holdings6 Portfolio Turnover Rate4%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	39.6%
Equity Funds	34.2%
International Equity Funds	26.2%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000090477
Shareholder Report [Line Items]
Fund Name	LVIP Structured Moderately Aggressive Allocation Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Structured Moderately Aggressive Allocation Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.21%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[57]
AssetsNet	$ 468,361,573
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$468,361,573 # of Portfolio Holdings6 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	38.2%
International Equity Funds	32.1%
Fixed Income Funds	29.7%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000090478
Shareholder Report [Line Items]
Fund Name	LVIP Structured Moderately Aggressive Allocation Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Structured Moderately Aggressive Allocation Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$24	0.46%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[58]
AssetsNet	$ 468,361,573
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$468,361,573 # of Portfolio Holdings6 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	38.2%
International Equity Funds	32.1%
Fixed Income Funds	29.7%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000062027
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Bond Index Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Bond Index Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$19	0.37%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[59]
AssetsNet	$ 2,559,073,189
Holdings Count | Holding	5,495
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,559,073,189 # of Portfolio Holdings5,495 Portfolio Turnover Rate20%
Holdings [Text Block]
U.S. Treasury Obligations	44.9%
Agency Mortgage-Backed Securities	24.4%
Corporate Bonds	24.1%
Money Market Funds	1.9%
Supranational Banks	1.3%
Sovereign Bonds	1.3%
Agency Commercial Mortgage-Backed Securities	0.8%
Non-Agency Commercial Mortgage-Backed Securities	0.7%
Agency Obligations	0.6%
Municipal Bonds	0.4%
Other	(0.4%)

Credit Ratings Selection [Text Block]
U.S. Government	71.3%
AAA	3.2%
AA	4.4%
A	11.1%
BBB	9.9%
BB	0.0%
Not Rated	0.1%

Largest Holdings [Text Block]
Banks	5.5%
Electric	2.1%
Pharmaceuticals	1.2%
Telecommunications	1.0%
Pipelines	0.9%

Material Fund Change [Text Block]
C000062028
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Bond Index Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Bond Index Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$31	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[60]
AssetsNet	$ 2,559,073,189
Holdings Count | Holding	5,495
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,559,073,189 # of Portfolio Holdings5,495 Portfolio Turnover Rate20%
Holdings [Text Block]
U.S. Treasury Obligations	44.9%
Agency Mortgage-Backed Securities	24.4%
Corporate Bonds	24.1%
Money Market Funds	1.9%
Supranational Banks	1.3%
Sovereign Bonds	1.3%
Agency Commercial Mortgage-Backed Securities	0.8%
Non-Agency Commercial Mortgage-Backed Securities	0.7%
Agency Obligations	0.6%
Municipal Bonds	0.4%
Other	(0.4%)

Credit Ratings Selection [Text Block]
U.S. Government	71.3%
AAA	3.2%
AA	4.4%
A	11.1%
BBB	9.9%
BB	0.0%
Not Rated	0.1%

Largest Holdings [Text Block]
Banks	5.5%
Electric	2.1%
Pharmaceuticals	1.2%
Telecommunications	1.0%
Pipelines	0.9%

Material Fund Change [Text Block]
C000204842
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Emerging Markets Equity Index Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Emerging Markets Equity Index Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$27	0.50%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[61]
AssetsNet	$ 250,317,532
Holdings Count | Holding	1,151
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$250,317,532 # of Portfolio Holdings1,151 Portfolio Turnover Rate2%
Holdings [Text Block]
Common Stock	94.3%
Money Market Funds	3.8%
Preferred Stocks	1.6%
Rights	0.0%
Warrants	0.0%
Other	0.3%

Credit Ratings Selection [Text Block]
China	23.7%
Taiwan	18.6%
India	17.8%
Republic Of Korea	10.5%
Brazil	4.4%

Largest Holdings [Text Block]
Banks	16.9%
Semiconductors & Semiconductor Equipment	13.3%
Interactive Media & Services	5.8%
Technology Hardware, Storage & Peripherals	5.2%
Broadline Retail	4.8%

Material Fund Change [Text Block]
C000204843
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Emerging Markets Equity Index Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Emerging Markets Equity Index Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$40	0.75%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[62]
AssetsNet	$ 250,317,532
Holdings Count | Holding	1,151
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$250,317,532 # of Portfolio Holdings1,151 Portfolio Turnover Rate2%
Holdings [Text Block]
Common Stock	94.3%
Money Market Funds	3.8%
Preferred Stocks	1.6%
Rights	0.0%
Warrants	0.0%
Other	0.3%

Credit Ratings Selection [Text Block]
China	23.7%
Taiwan	18.6%
India	17.8%
Republic Of Korea	10.5%
Brazil	4.4%

Largest Holdings [Text Block]
Banks	16.9%
Semiconductors & Semiconductor Equipment	13.3%
Interactive Media & Services	5.8%
Technology Hardware, Storage & Peripherals	5.2%
Broadline Retail	4.8%

Material Fund Change [Text Block]
C000007718
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Global Tactical Allocation Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$19	0.37%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[63]
AssetsNet	$ 599,681,764
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$599,681,764 # of Portfolio Holdings35 Portfolio Turnover Rate60%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	38.8%
Fixed Income Funds	37.8%
International Equity Funds	17.2%
Money Market Funds	6.1%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000007719
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Global Tactical Allocation Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[64]
AssetsNet	$ 599,681,764
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$599,681,764 # of Portfolio Holdings35 Portfolio Turnover Rate60%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	38.8%
Fixed Income Funds	37.8%
International Equity Funds	17.2%
Money Market Funds	6.1%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000062029
Shareholder Report [Line Items]
Fund Name	LVIP SSGA International Index Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA International Index Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$21	0.38%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.38%	[65]
AssetsNet	$ 2,486,572,225
Holdings Count | Holding	701
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,486,572,225 # of Portfolio Holdings701 Portfolio Turnover Rate2%
Holdings [Text Block]
Common Stock	98.2%
Money Market Funds	0.8%
Preferred Stocks	0.3%
Convertible Preferred Stocks	0.0%
Other	0.7%

Credit Ratings Selection [Text Block]
Japan	21.2%
United Kingdom	13.7%
France	10.7%
Germany	10.2%
Switzerland	9.7%

Largest Holdings [Text Block]
Banks	13.2%
Pharmaceuticals	7.8%
Insurance	5.9%
Aerospace & Defense	3.5%
Semiconductors & Semiconductor Equipment	3.3%

Material Fund Change [Text Block]
C000062030
Shareholder Report [Line Items]
Fund Name	LVIP SSGA International Index Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA International Index Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$34	0.63%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.63%	[66]
AssetsNet	$ 2,486,572,225
Holdings Count | Holding	701
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,486,572,225 # of Portfolio Holdings701 Portfolio Turnover Rate2%
Holdings [Text Block]
Common Stock	98.2%
Money Market Funds	0.8%
Preferred Stocks	0.3%
Convertible Preferred Stocks	0.0%
Other	0.7%

Credit Ratings Selection [Text Block]
Japan	21.2%
United Kingdom	13.7%
France	10.7%
Germany	10.2%
Switzerland	9.7%

Largest Holdings [Text Block]
Banks	13.2%
Pharmaceuticals	7.8%
Insurance	5.9%
Aerospace & Defense	3.5%
Semiconductors & Semiconductor Equipment	3.3%

Material Fund Change [Text Block]
C000131277
Shareholder Report [Line Items]
Fund Name	LVIP SSGA International Managed Volatility Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA International Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.25%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[67]
AssetsNet	$ 279,560,626
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$279,560,626 # of Portfolio Holdings10 Portfolio Turnover Rate1%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.3%
Money Market Funds	4.3%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000131278
Shareholder Report [Line Items]
Fund Name	LVIP SSGA International Managed Volatility Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA International Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.50%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[68]
AssetsNet	$ 279,560,626
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$279,560,626 # of Portfolio Holdings10 Portfolio Turnover Rate1%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.3%
Money Market Funds	4.3%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000124880
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Large Cap Managed Volatility Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Large Cap Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$12	0.25%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%	[69]
AssetsNet	$ 882,412,711
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$882,412,711 # of Portfolio Holdings3 Portfolio Turnover Rate2%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	96.1%
Money Market Funds	3.7%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000124881
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Large Cap Managed Volatility Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Large Cap Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.50%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[70]
AssetsNet	$ 882,412,711
Holdings Count | Holding	3
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$882,412,711 # of Portfolio Holdings3 Portfolio Turnover Rate2%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	96.1%
Money Market Funds	3.7%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000145055
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Mid-Cap Index Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Mid-Cap Index Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$17	0.35%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[71]
AssetsNet	$ 921,805,969
Holdings Count | Holding	403
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$921,805,969 # of Portfolio Holdings403 Portfolio Turnover Rate7%
Holdings [Text Block]
Common Stock	98.9%
Money Market Funds	1.0%
Other	0.1%

Largest Holdings [Text Block]
Banks	6.6%
Machinery	5.2%
Insurance	4.5%
Capital Markets	3.8%
Specialty Retail	3.7%

Material Fund Change [Text Block]
C000145056
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Mid-Cap Index Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Mid-Cap Index Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$30	0.60%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[72]
AssetsNet	$ 921,805,969
Holdings Count | Holding	403
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$921,805,969 # of Portfolio Holdings403 Portfolio Turnover Rate7%
Holdings [Text Block]
Common Stock	98.9%
Money Market Funds	1.0%
Other	0.1%

Largest Holdings [Text Block]
Banks	6.6%
Machinery	5.2%
Insurance	4.5%
Capital Markets	3.8%
Specialty Retail	3.7%

Material Fund Change [Text Block]
C000223681
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Nasdaq-100 Index Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Nasdaq-100 Index Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$23	0.45%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[73]
AssetsNet	$ 135,780,059
Holdings Count | Holding	103
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$135,780,059 # of Portfolio Holdings103 Portfolio Turnover Rate7%
Holdings [Text Block]
Common Stock	99.4%
Money Market Funds	0.6%
Other	0.0%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	23.7%
Software	18.9%
Interactive Media & Services	8.5%
Technology Hardware, Storage & Peripherals	7.2%
Broadline Retail	6.7%

Material Fund Change [Text Block]
C000223682
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Nasdaq-100 Index Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Nasdaq-100 Index Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$36	0.70%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[74]
AssetsNet	$ 135,780,059
Holdings Count | Holding	103
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$135,780,059 # of Portfolio Holdings103 Portfolio Turnover Rate7%
Holdings [Text Block]
Common Stock	99.4%
Money Market Funds	0.6%
Other	0.0%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	23.7%
Software	18.9%
Interactive Media & Services	8.5%
Technology Hardware, Storage & Peripherals	7.2%
Broadline Retail	6.7%

Material Fund Change [Text Block]
C000043348
Shareholder Report [Line Items]
Fund Name	LVIP SSGA S&P 500 Index Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA S&P 500 Index Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$12	0.23%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[75]
AssetsNet	$ 11,645,896,508
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$11,645,896,508 # of Portfolio Holdings506 Portfolio Turnover Rate1%
Holdings [Text Block]
Common Stock	99.6%
Money Market Funds	0.4%
Other	0.0%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	12.7%
Software	11.4%
Interactive Media & Services	6.6%
Technology Hardware, Storage & Peripherals	6.2%
Financial Services	4.3%

Material Fund Change [Text Block]
C000043349
Shareholder Report [Line Items]
Fund Name	LVIP SSGA S&P 500 Index Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA S&P 500 Index Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.48%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[76]
AssetsNet	$ 11,645,896,508
Holdings Count | Holding	506
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$11,645,896,508 # of Portfolio Holdings506 Portfolio Turnover Rate1%
Holdings [Text Block]
Common Stock	99.6%
Money Market Funds	0.4%
Other	0.0%

Largest Holdings [Text Block]
Semiconductors & Semiconductor Equipment	12.7%
Software	11.4%
Interactive Media & Services	6.6%
Technology Hardware, Storage & Peripherals	6.2%
Financial Services	4.3%

Material Fund Change [Text Block]
C000199417
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Short-Term Bond Index Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Short-Term Bond Index Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$18	0.36%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[77]
AssetsNet	$ 292,094,721
Holdings Count | Holding	943
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$292,094,721 # of Portfolio Holdings943 Portfolio Turnover Rate26%
Holdings [Text Block]
Corporate Bonds	98.4%
Money Market Funds	3.2%
Other	(1.6%)

Credit Ratings Selection [Text Block]
AAA	2.2%
AA	19.5%
A	44.5%
BBB	33.7%
BB	0.1%

Largest Holdings [Text Block]
Banks	35.1%
Electric	5.4%
Diversified Financial Services	4.6%
Auto Manufacturers	4.3%
Real Estate Investment Trusts	4.1%

Material Fund Change [Text Block]
C000199418
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Short-Term Bond Index Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Short-Term Bond Index Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$31	0.61%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[78]
AssetsNet	$ 292,094,721
Holdings Count | Holding	943
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$292,094,721 # of Portfolio Holdings943 Portfolio Turnover Rate26%
Holdings [Text Block]
Corporate Bonds	98.4%
Money Market Funds	3.2%
Other	(1.6%)

Credit Ratings Selection [Text Block]
AAA	2.2%
AA	19.5%
A	44.5%
BBB	33.7%
BB	0.1%

Largest Holdings [Text Block]
Banks	35.1%
Electric	5.4%
Diversified Financial Services	4.6%
Auto Manufacturers	4.3%
Real Estate Investment Trusts	4.1%

Material Fund Change [Text Block]
C000043863
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Small-Cap Index Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Small-Cap Index Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$19	0.38%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[79]
AssetsNet	$ 1,962,100,782
Holdings Count | Holding	1,982
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,962,100,782 # of Portfolio Holdings1,982 Portfolio Turnover Rate12%
Holdings [Text Block]
Common Stock	99.1%
Money Market Funds	0.7%
Rights	0.0%
Warrants	0.0%
Other	0.2%

Largest Holdings [Text Block]
Banks	10.4%
Biotechnology	7.2%
Software	6.4%
Machinery	3.8%
Electronic Equipment, Instruments & Components	3.5%

Material Fund Change [Text Block]
C000043864
Shareholder Report [Line Items]
Fund Name	LVIP SSGA Small-Cap Index Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA Small-Cap Index Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$31	0.63%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[80]
AssetsNet	$ 1,962,100,782
Holdings Count | Holding	1,982
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,962,100,782 # of Portfolio Holdings1,982 Portfolio Turnover Rate12%
Holdings [Text Block]
Common Stock	99.1%
Money Market Funds	0.7%
Rights	0.0%
Warrants	0.0%
Other	0.2%

Largest Holdings [Text Block]
Banks	10.4%
Biotechnology	7.2%
Software	6.4%
Machinery	3.8%
Electronic Equipment, Instruments & Components	3.5%

Material Fund Change [Text Block]
C000124883
Shareholder Report [Line Items]
Fund Name	LVIP SSGA SMID Cap Managed Volatility Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA SMID Cap Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$12	0.25%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%	[81]
AssetsNet	$ 600,766,840
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$600,766,840 # of Portfolio Holdings5 Portfolio Turnover Rate6%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	96.6%
Money Market Funds	2.8%
Other	0.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000124882
Shareholder Report [Line Items]
Fund Name	LVIP SSGA SMID Cap Managed Volatility Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP SSGA SMID Cap Managed Volatility Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$24	0.50%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%	[82]
AssetsNet	$ 600,766,840
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$600,766,840 # of Portfolio Holdings5 Portfolio Turnover Rate6%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	96.6%
Money Market Funds	2.8%
Other	0.6%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000007700
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price Structured Mid-Cap Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$38	0.72%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%	[83]
AssetsNet	$ 1,374,688,143
Holdings Count | Holding	272
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,374,688,143 # of Portfolio Holdings272 Portfolio Turnover Rate36%
Holdings [Text Block]
Common Stock	99.0%
Convertible Preferred Stocks	0.9%
Other	0.1%

Largest Holdings [Text Block]
Hotels, Restaurants & Leisure	10.6%
Software	10.2%
Capital Markets	6.5%
Aerospace & Defense	6.4%
Specialty Retail	4.6%

Material Fund Change [Text Block]
C000007701
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price Structured Mid-Cap Growth Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	0.97%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%	[84]
AssetsNet	$ 1,374,688,143
Holdings Count | Holding	272
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,374,688,143 # of Portfolio Holdings272 Portfolio Turnover Rate36%
Holdings [Text Block]
Common Stock	99.0%
Convertible Preferred Stocks	0.9%
Other	0.1%

Largest Holdings [Text Block]
Hotels, Restaurants & Leisure	10.6%
Software	10.2%
Capital Markets	6.5%
Aerospace & Defense	6.4%
Specialty Retail	4.6%

Material Fund Change [Text Block]
C000046813
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price 2020 Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2020 Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$12	0.24%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[85]
AssetsNet	$ 96,574,197
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$96,574,197 # of Portfolio Holdings24 Portfolio Turnover Rate7%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	39.6%
Equity Funds	38.8%
International Equity Funds	12.1%
International Fixed Income Funds	7.0%
Money Market Funds	2.5%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000046814
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price 2020 Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2020 Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$25	0.49%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[86]
AssetsNet	$ 96,574,197
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$96,574,197 # of Portfolio Holdings24 Portfolio Turnover Rate7%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	39.6%
Equity Funds	38.8%
International Equity Funds	12.1%
International Fixed Income Funds	7.0%
Money Market Funds	2.5%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000046815
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price 2030 Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2030 Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.25%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[87]
AssetsNet	$ 213,395,105
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$213,395,105 # of Portfolio Holdings24 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	48.7%
Fixed Income Funds	26.8%
International Equity Funds	16.4%
International Fixed Income Funds	5.2%
Money Market Funds	3.1%
Other	(0.2%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000046816
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price 2030 Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2030 Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.50%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[88]
AssetsNet	$ 213,395,105
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$213,395,105 # of Portfolio Holdings24 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	48.7%
Fixed Income Funds	26.8%
International Equity Funds	16.4%
International Fixed Income Funds	5.2%
Money Market Funds	3.1%
Other	(0.2%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000046818
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price 2040 Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2040 Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.26%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[89]
AssetsNet	$ 183,797,395
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$183,797,395 # of Portfolio Holdings22 Portfolio Turnover Rate4%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	63.8%
International Equity Funds	23.1%
Fixed Income Funds	8.7%
Money Market Funds	2.8%
International Fixed Income Funds	1.7%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000046817
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price 2040 Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2040 Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.51%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[90]
AssetsNet	$ 183,797,395
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$183,797,395 # of Portfolio Holdings22 Portfolio Turnover Rate4%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	63.8%
International Equity Funds	23.1%
Fixed Income Funds	8.7%
Money Market Funds	2.8%
International Fixed Income Funds	1.7%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000099066
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price 2050 Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2050 Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.27%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[91]
AssetsNet	$ 101,267,824
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$101,267,824 # of Portfolio Holdings20 Portfolio Turnover Rate4%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	71.0%
International Equity Funds	25.7%
Money Market Funds	2.3%
Fixed Income Funds	0.9%
International Fixed Income Funds	0.1%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000099067
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price 2050 Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2050 Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.52%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[92]
AssetsNet	$ 101,267,824
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$101,267,824 # of Portfolio Holdings20 Portfolio Turnover Rate4%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	71.0%
International Equity Funds	25.7%
Money Market Funds	2.3%
Fixed Income Funds	0.9%
International Fixed Income Funds	0.1%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000218802
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price 2060 Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2060 Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.27%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[93]
AssetsNet	$ 37,399,695
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$37,399,695 # of Portfolio Holdings20 Portfolio Turnover Rate7%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	71.6%
International Equity Funds	25.8%
Money Market Funds	1.7%
Fixed Income Funds	0.7%
International Fixed Income Funds	0.1%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000218803
Shareholder Report [Line Items]
Fund Name	LVIP T. Rowe Price 2060 Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP T. Rowe Price 2060 Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.52%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[94]
AssetsNet	$ 37,399,695
Holdings Count | Holding	20
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$37,399,695 # of Portfolio Holdings20 Portfolio Turnover Rate7%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	71.6%
International Equity Funds	25.8%
Money Market Funds	1.7%
Fixed Income Funds	0.7%
International Fixed Income Funds	0.1%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000153127
Shareholder Report [Line Items]
Fund Name	LVIP U.S. Growth Allocation Managed Risk Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP U.S. Growth Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.29%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[95]
AssetsNet	$ 1,903,928,266
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,903,928,266 # of Portfolio Holdings22 Portfolio Turnover Rate6%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	68.8%
Fixed Income Funds	28.0%
Money Market Funds	2.8%
Global Equity Funds	0.2%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000153126
Shareholder Report [Line Items]
Fund Name	LVIP U.S. Growth Allocation Managed Risk Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP U.S. Growth Allocation Managed Risk Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.54%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[96]
AssetsNet	$ 1,903,928,266
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,903,928,266 # of Portfolio Holdings22 Portfolio Turnover Rate6%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	68.8%
Fixed Income Funds	28.0%
Money Market Funds	2.8%
Global Equity Funds	0.2%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000099231
Shareholder Report [Line Items]
Fund Name	LVIP Vanguard Bond Allocation Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Vanguard Bond Allocation Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.30%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[97]
AssetsNet	$ 1,367,845,442
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,367,845,442 # of Portfolio Holdings7 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	99.8%
Money Market Funds	0.2%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000099230
Shareholder Report [Line Items]
Fund Name	LVIP Vanguard Bond Allocation Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Vanguard Bond Allocation Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.55%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[98]
AssetsNet	$ 1,367,845,442
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,367,845,442 # of Portfolio Holdings7 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	99.8%
Money Market Funds	0.2%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000099226
Shareholder Report [Line Items]
Fund Name	LVIP Vanguard Domestic Equity ETF Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Vanguard Domestic Equity ETF Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$13	0.26%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[99]
AssetsNet	$ 1,269,847,858
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,269,847,858 # of Portfolio Holdings8 Portfolio Turnover Rate3%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	99.9%
Money Market Funds	0.0%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000099227
Shareholder Report [Line Items]
Fund Name	LVIP Vanguard Domestic Equity ETF Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Vanguard Domestic Equity ETF Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.51%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[100]
AssetsNet	$ 1,269,847,858
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,269,847,858 # of Portfolio Holdings8 Portfolio Turnover Rate3%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	99.9%
Money Market Funds	0.0%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000099228
Shareholder Report [Line Items]
Fund Name	LVIP Vanguard International Equity ETF Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Vanguard International Equity ETF Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.26%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%	[101]
AssetsNet	$ 744,081,976
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$744,081,976 # of Portfolio Holdings6 Portfolio Turnover Rate21%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000099229
Shareholder Report [Line Items]
Fund Name	LVIP Vanguard International Equity ETF Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Vanguard International Equity ETF Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.51%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.51%	[102]
AssetsNet	$ 744,081,976
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$744,081,976 # of Portfolio Holdings6 Portfolio Turnover Rate21%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
C000043862
Shareholder Report [Line Items]
Fund Name	LVIP Wellington SMID Cap Value Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Wellington SMID Cap Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$39	0.80%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%	[103]
AssetsNet	$ 376,366,679
Holdings Count | Holding	89
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$376,366,679 # of Portfolio Holdings89 Portfolio Turnover Rate110%
Holdings [Text Block]
Common Stock	98.9%
Money Market Funds	0.9%
Other	0.2%

Largest Holdings [Text Block]
Banks	10.3%
Machinery	7.3%
Oil, Gas & Consumable Fuels	4.8%
Specialty Retail	4.4%
Aerospace & Defense	4.3%

Material Fund Change [Text Block]
C000043861
Shareholder Report [Line Items]
Fund Name	LVIP Wellington SMID Cap Value Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Wellington SMID Cap Value Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	1.05%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%	[104]
AssetsNet	$ 376,366,679
Holdings Count | Holding	89
InvestmentCompanyPortfolioTurnover	110.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$376,366,679 # of Portfolio Holdings89 Portfolio Turnover Rate110%
Holdings [Text Block]
Common Stock	98.9%
Money Market Funds	0.9%
Other	0.2%

Largest Holdings [Text Block]
Banks	10.3%
Machinery	7.3%
Oil, Gas & Consumable Fuels	4.8%
Specialty Retail	4.4%
Aerospace & Defense	4.3%

Material Fund Change [Text Block]
C000170901
Shareholder Report [Line Items]
Fund Name	LVIP Western Asset Core Bond Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Western Asset Core Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$28	0.55%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[105]
AssetsNet	$ 499,298,917
Holdings Count | Holding	1,416
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$499,298,917 # of Portfolio Holdings1,416 Portfolio Turnover Rate38%
Holdings [Text Block]
Agency Mortgage-Backed Securities	29.2%
Corporate Bonds	29.0%
U.S. Treasury Obligations	16.6%
Non-Agency Asset-Backed Securities	9.4%
Agency Collateralized Mortgage Obligations	4.4%
Non-Agency Collateralized Mortgage Obligations	4.4%
Money Market Funds	3.3%
Non-Agency Commercial Mortgage-Backed Securities	2.7%
Sovereign Bonds	0.9%
Agency Commercial Mortgage-Backed Securities	0.5%
Other	(0.4%)

Credit Ratings Selection [Text Block]
U.S. Government	47.8%
AAA	13.8%
AA	5.7%
A	14.6%
BBB	14.6%
BB	0.2%
B	0.1%
Not Rated	3.2%

Largest Holdings [Text Block]
Banks	8.6%
Oil & Gas	2.4%
Pipelines	2.0%
Telecommunications	2.0%
Pharmaceuticals	1.5%

Material Fund Change [Text Block]
C000170902
Shareholder Report [Line Items]
Fund Name	LVIP Western Asset Core Bond Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Western Asset Core Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$41	0.80%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[106]
AssetsNet	$ 499,298,917
Holdings Count | Holding	1,416
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$499,298,917 # of Portfolio Holdings1,416 Portfolio Turnover Rate38%
Holdings [Text Block]
Agency Mortgage-Backed Securities	29.2%
Corporate Bonds	29.0%
U.S. Treasury Obligations	16.6%
Non-Agency Asset-Backed Securities	9.4%
Agency Collateralized Mortgage Obligations	4.4%
Non-Agency Collateralized Mortgage Obligations	4.4%
Money Market Funds	3.3%
Non-Agency Commercial Mortgage-Backed Securities	2.7%
Sovereign Bonds	0.9%
Agency Commercial Mortgage-Backed Securities	0.5%
Other	(0.4%)

Credit Ratings Selection [Text Block]
U.S. Government	47.8%
AAA	13.8%
AA	5.7%
A	14.6%
BBB	14.6%
BB	0.2%
B	0.1%
Not Rated	3.2%

Largest Holdings [Text Block]
Banks	8.6%
Oil & Gas	2.4%
Pipelines	2.0%
Telecommunications	2.0%
Pharmaceuticals	1.5%

Material Fund Change [Text Block]

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